Net income (loss) per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Numerator for basic net income (loss) per common share	$ (156,678)	$ 87,767
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	0	(5,433)
Equity-settled expense	0	(4,807)
Numerator for diluted net income (loss) per common share	$ (156,678)	$ 77,527